CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net loss	$ (77,761)	$ (66,944)	$ (137,021)	$ (143,981)	$ (242,162)	$ (263,930)
Other comprehensive income (loss):
Interest rate swaps, net of $0 tax in all periods	(3,845)	1,725	(5,791)	5,223	2,537	1,107
Defined benefit pension plans, net of tax (benefit) provision of ($91) and $430, respectively					(17)	881
Actuarial loss	(8)	0	(8)	0
Foreign currency translation adjustments	(8)	(7,229)	(1,832)	(4,191)	(11,146)	15,466
Total other comprehensive income (loss)	(3,861)	(5,504)	(7,631)	1,032	(8,626)	17,454
Comprehensive loss	$ (81,622)	$ (72,448)	$ (144,652)	$ (142,949)	$ (250,788)	$ (246,476)